SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of Property and Equipment Estimated Useful Lives
Property and equipment is stated at cost, net of accumulated depreciation and amortization. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Computers	3 - 4 years
Molds	4 - 10 years
Equipment and furniture	10 - 17 years

Schedule of Accrued Warranty
The following table sets forth activity in the Company’s accrued warranty account for each of the years ended December 31, 2019, 2018 and 2017, respectively:

	2019	2018	2017
Balance at beginning of year	706	380	355
Cost incurred	(756)	(1,009)	(547)
Expense recognized	522	1,335	572
Balance at end of year	472	706	380